CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Cash flows from operating activities
Net income	$ 102,756,200	$ 67,144,021	$ 60,605,772
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	18,156,263	11,728,577	9,549,852
Amortization of intangible assets	1,026,761	737,203	461,482
Loss/(gain) on disposal of property and equipment	(313)	47,148	28,617
Share-based compensation	25,847,497	18,441,076	8,345,290
Provision for doubtful accounts	315,914	0	0
Impairment loss on long-term investments	7,503,944	0	0
Loss from equity method investments	663,256	729,811	0
Gain from fair value change of long-term investments	(1,265,852)	(1,202,000)	0
Gain from remeasuring fair value of previously held equity interest upon business acquisition	(971,681)	0	0
Gain from sales of available-for-sale securities	0	0	(52,958)
Gain from sales of long-term investments	(211,818)	0	(297,120)
Gain from transfer of a nonfinancial asset	(1,907,669)	0	0
Gain from disposal of components	(50,377,126)	0	0
Changes in operating assets and liabilities
Inventory	207,006	(362,326)	228,408
Amount due from related parties	(732,545)	0	0
Prepaid expenses and other current assets	1,297,204	(8,272,425)	(5,382,574)
Income tax receivable	3,222,529	6,601,804	(9,824,333)
Deferred income taxes	(787,579)	(2,340,704)	(1,042,182)
Rental deposit	(4,851,215)	(3,712,374)	(2,143,365)
Other non-current assets	(1,147,644)	(296,149)	0
Accounts payable	3,778,512	1,988,729	106,728
Deferred revenue	66,443,577	45,172,311	29,887,186
Amount due to related parties	4,255,819	22,077	0
Accrued expenses and other current liabilities	3,446,740	10,347,898	8,532,365
Long-term payable	0	(813,696)	813,696
Income tax payable	11,050,640	1,617,006	1,741,502
Net cash provided by operating activities	187,718,420	147,577,987	101,558,366
Cash flows from investing activities
Restricted cash	(586,174)	(1,506,905)	(602,297)
Purchase of term deposits	(87,632,201)	(43,384,640)	(73,876,136)
Proceeds from maturity of term deposits	90,652,423	22,154,877	97,986,852
Loan to third parties	(8,528,718)	(10,965,787)	(1,301,914)
Repayment of loan to third parties	457,841	1,301,914	0
Loan to related parties	(3,815,338)	(478,507)	0
Repayment of loan to related parties	1,068,295	0	0
Loan to employees	(6,470,813)	0	0
Purchase of property and equipment	(35,087,893)	(30,696,412)	(10,835,726)
Purchase of short-term investments	(27,470,431)	(765,611)	0
Proceeds from maturity of short-term investments	765,611	0	0
Proceeds from deed tax refund related to purchase of building	0	0	1,252,167
Proceeds from disposal of property and equipment	390,925	91,410	42,633
Acquisitions of businesses, net of cash acquired of $nil, $102,988 and $22,876,868 for the years ended February 28, 2014, 2015 and February 29, 2016, respectively	(21,825,767)	(5,974,001)	(8,179,342)
Purchase of intangible assets	0	(139,565)	(20,561)
Payments for long-term investments	(118,590,246)	(75,421,783)	(25,046,693)
Proceeds from sales of available-for-sale securities	0	0	435,275
Proceeds from disposal of long-term investments	1,320,499	0	2,742,876
Net cash used in investing activities	(215,351,987)	(145,785,010)	(17,402,866)
Cash flows from financing activities
Proceeds from issuance of convertible bond, net of issuance costs of $5,277,058	0	224,722,942	0
Payment for cost of Capped Call Transactions	0	(22,885,000)	0
Proceeds from exercise of share options	645,989	0	0
Net cash provided by financing activities	645,989	201,837,942	0
Effect of exchange rate changes	(9,127,816)	(3,404,060)	694,398
Net increase/(decrease) in cash and cash equivalents	(36,115,394)	200,226,859	84,849,898
Cash and cash equivalents at the beginning of year	470,157,430	269,930,571	185,080,673
Cash and cash equivalents at the end of year	434,042,036	470,157,430	269,930,571
Supplemental disclosure of cash flow information:
Interest paid	5,750,000	2,779,168	0
Income tax paid	21,028,165	12,374,975	15,832,017
Non-cash investing and financing activities:
Payable for purchase of property and equipment	3,478,617	1,090,554	730,911
Payable for investments and acquisitions	$ 3,022,079	$ 1,911,031	$ 122,054